18. Lease (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Net gain from aircraft sale leaseback	R$ 551,942	R$ 7,924
Leases payable	16,252
Future lease payments		R$ 7,567,940
Cost from services	R$ 33,721